Loans and advances to customers - Summary of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	€ 630,396	€ 599,749
Loan loss provisions	(5,368)	(5,854)
Loans and advances to customers	625,122	593,970
Loans and advances to customers [Member]
Disclosure of detailed information about financial instruments [table]
Loan loss provisions	(5,274)	(5,779)
Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	41,333	41,502
Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	364,592	352,130
Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	6,282	5,201
Personal lending [Member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	27,260	27,794
Corporate loans [member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	190,930	173,121
Netherlands [member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	184,232	180,385
Loan loss provisions	(1,119)	(1,286)
Loans and advances to customers	183,113	179,099
Netherlands [member] | Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	23,770	24,292
Netherlands [member] | Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	114,849	115,176
Netherlands [member] | Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	259	305
Netherlands [member] | Personal lending [Member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	2,577	3,019
Netherlands [member] | Corporate loans [member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	42,777	37,594
Rest of the world [member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	446,164	419,364
Loan loss provisions	(4,156)	(4,493)
Loans and advances to customers	442,009	414,871
Rest of the world [member] | Loans to, or guaranteed by, public authorities [member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	17,563	17,210
Rest of the world [member] | Loans secured by mortgages [member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	249,743	236,954
Rest of the world [member] | Loans guaranteed by credit institutions [Member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	6,022	4,896
Rest of the world [member] | Personal lending [Member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	24,682	24,776
Rest of the world [member] | Corporate loans [member]
Disclosure of detailed information about financial instruments [table]
Loans and advances to customers before provisions	€ 148,153	€ 135,527